Provision for Contingencies	12 Months Ended
Dec. 31, 2018
Provision for Contingencies
Provision for Contingencies

21.   Provision for Contingencies

21.1.      Changes in provisions for contingencies

	Tax and
	social security	Labor	Civil	Total

Balance on 12/31/2016	206,365	38,430	1,839	246,634
New lawsuits	32,672	9,888	1,880	44,440
Reversals	(4,738)	(3,720)	(337)	(8,795)
Inflation adjustment	42,400	9,467	—	51,867
Settlement of lawsuits	(3,375)	(13,702)	—	(17,077)
Balance on 12/31/2017	273,324	40,363	3,382	317,069
New lawsuits due to acquisition of subsidiaries	—	1,900	—	1,900
New lawsuits	49,754	28,716	150	78,620
Reversals	(13,605)	(5,011)	(394)	(19,010)
Inflation adjustment	5,747	7,481	475	13,703
Settlement of lawsuits	(18,350)	(22,580)	(81)	(41,011)
Balance on 12/31/2018	296,869	50,869	3,532	351,270

21.2.      Tax and Social Security Suits and Proceedings

On December 31, 2018, the Company was a defendant in 407 administrative proceedings as well as tax and social security lawsuits in which the disputed matters related to diverse taxes such as IRPJ/Social Contribution (“CSLL”), PIS, COFINS, Tax on Industrialized Products (“IPI”), social security contribution, Rural Property Tax (“ITR”), State Value-Added Tax (“ICMS”), Tax on Services (“ISS”) and Urban Property Tax (“IPTU”), whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

With regard to the installment set up by Provisional Measure n°. 783/2017, subsequently converted into Law n° 13,496/2017, also known as "PERT", the Company opted for to migrate certain debts that were covered by REFIS - Law 11,941 / 09, which have not yet been consolidated, and include other debts with probable likelihood of loss in said Installment Program, being provisioned on December 31, 2018 the amounts of said debts in the amount of R$ 4,398, already discounting in this amount the statutory reductions and amounts paid in advance to the Federal Revenue Service, whose consolidation still depends on a regulatory act to be issued by the said Public Organ.

21.3.      Labor claims

On December 31, 2018, the Company was a defendant in 3,459 labor claims (probable, possible and remote).

In general, labor claims are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

21.4.      Civil claims

On December 31, 2018, the Company is a defendant in approximately 453 civil claims (probable, possible and remote).

Civil proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental claims and others.

21.5.      Judicial deposits

As of December 31, 2018, the Company has the amount of R$ 129,005 referring to judicial deposits. (On December 31, 2017, the amount of R$ 113,613)

The amounts of R$ 44,395, R$ 79,605 and R$ 5,005 refer to tax and social security, labor and civil lawsuits, respectively. (On December 31, 2017, the amounts of R$ 69,599 and R$ 44,014 refer to tax, social security and labor lawsuits, respectively)

21.6.      Lawsuits with possible contingencies

The Company is involved in tax, civil and labor lawsuits that are not provisioned, since they involve risk with probability of loss classified by Management and by its legal advisors as possible:

	12/31/2018	12/31/2017	12/31/2016

Tax and social secutiry	1,077,761	1,026,950	193,922
Labor	85,309	14,268	38,667
Civil	43,271	23,666	1,310

	1,206,341	1,064,884	233,899

The Company is a defendant in tax proceedings whose likelihood of loss is considered possible, in the total amount of R$ 1,077,761, for which there is no provision. Of this amount, R$ 848,428 refers to tax assessment notices of PIS and COFINS, from 2007 to 2013, which have not yet been finally decided on the merits within the scope of the Administrative Tribunal.

The other tax and social security lawsuits refer to various taxes, such as Social Security Contribution, IRPJ, ITR, ICMS, Withholding Income Tax ("IRRF"), PIS and COFINS, mainly due to differences in interpretation of applicable tax rules and information provided in ancillary obligations.